UNITED STATES

	      SECURITIES AND EXCHANGE COMMISSION

		   Washington, D.C.  20549

			  FORM N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

		     INVESTMENT COMPANIES

	Investment Company Act file number:  811-06431

		      MANAGERS TRUST II
      (Exact name of registrant as specified in charter)

	40 Richards Avenue, Norwalk, Connecticut 06854
      (Address of principal executive offices)  (Zip code)


		   The Managers Funds LLC
	40 Richards Avenue, Norwalk, Connecticut 06854
	(Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 857-5321

Date of fiscal year end:	MARCH 31

Date of reporting period:	APRIL 1, 2003 - SEPTEMBER 30, 2003
				(Semi-Annual Shareholder Report)


Item 1.  REPORT TO SHAREHOLDERS
===================================================================

			UNITED STATES

	      SECURITIES AND EXCHANGE COMMISSION

		   Washington, D.C.  20549

			  FORM N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

		     INVESTMENT COMPANIES

	Investment Company Act file number:  811-06431

		      MANAGERS TRUST II
      (Exact name of registrant as specified in charter)

	40 Richards Avenue, Norwalk, Connecticut 06854
      (Address of principal executive offices)  (Zip code)


		   The Managers Funds LLC
	40 Richards Avenue, Norwalk, Connecticut 06854
	(Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 857-5321

Date of fiscal year end:	MARCH 31

Date of reporting period:	APRIL 1, 2003 - SEPTEMBER 30, 2003
				(Semi-Annual Shareholder Report)


Item 1.  REPORT TO SHAREHOLDERS
===================================================================

MANAGERS
--------
Semi-Annual Report


[Managers Logo Omitted]


The Managers Funds

Short Duration Government Fund
Intermediate Duration Government Fund
Total Return Bond Fund

Dated September 30, 2003

Access to Excellence

TABLE OF CONTENTS



							Begins
							on Page
							-------

Letter to Shareholders					 1

Managers Performance					 2
  Complete performance table for all The Managers Funds
   as of September 30, 2003

Schedule of Portfolio Investments			 3
  Detailed portfolio listings by security type and
   industry sector, as valued at September 30, 2003

Financial Statements
  Statement of Assets & Liabilities			12
    Fund balance sheets, Net Asset Value (NAV) per share
    computations and related components
  Statement of Operations				13
    Detail of sources of income, Fund expenses, and
    realized gains (losses) during the fiscal period
  Statement of Changes in Net Assets			14
    Detail of changes in Fund assets for the past two
    fiscal periods

Financial Highlights					16
    Historical net asset values per share, distributions,
     total returns, expense ratios, turnover ratios and
     total net assets for the Funds

Notes to Financial Statements				19
    Accounting and distribution policies, details of
     agreements and transactions with Fund management and
     description of certain investment risks




Founded in 1983, The Managers Funds offers individual and institutional investors the experience and descipline of some of the world's most highly regarded investment professionals.

Letter to Shareholders
-------------------------------------------------------------------------

Dear Fellow Shareholders:

Investors' outlook for the financial markets has changed radically since our last report. Earlier this year the stock market was bottoming under the weight of the military confrontation with Iraq and the sluggishness of the US economy. Since then, the stock market has vaulted by more than 25%. Initially this was catalyzed by the seemingly swift success of our military in toppling the government in Iraq. The rally continued throughout the summer as evidence began to suggest that the economy was strengthening. This had broad ramifications in the debt markets as well. Signs that the economy was improving albeit sluggishly had the dual effect of pushing yields down and improving investors' outlook for corporate credits. As evidence mounted that the economy was picking up momentum, interest rates reversed in July, sending the bond market to one of its worst monthly performances in a decade. This was particularly harmful to the prices of mortgage securities as the sharp back-up in rates caused expected paydowns to slow and implied durations to extend. Debt prices rebounded somewhat in August and September as interest rates drifted lower again.

Within this environment, the Funds detailed within this report provided modest returns. Managers Short Duration Government Fund returned 1.00% for the six months ended September 30, 2003, while its primary benchmark, the six-month U.S. Treasury bill, returned 0.64%. The portfolio manager's decision to remain conservative in terms of spread risk was beneficial throughout the period, particularly in July. Managers Intermediate Duration Government Fund returned 1.71% for the period, slightly outperforming its primary benchmark, the Citigroup Mortgage Index, which returned 1.29%. Again, low exposure to spread risk with particular emphasis on mortgage securities with less sensitivity to changes in prepayment rates helped the Fund. Managers Total Return Bond Fund, a diversified investment grade portfolio, returned 2.09% for the six-month period, which was slightly behind its benchmark (Lehman Brothers Aggregate Index), which returned 2.69%. The portfolio manager's emphasis on high credit quality securities hindered the Fund relative to its benchmark as medium and lower credit quality instruments performed well with the improving economy. Given the low level of current interest rates, prospects for the returns of these Funds in the near future remain modest.

The following report contains a listing of the period-end portfolio of each Fund, along with detailed financial reports. As always, we post any news or other pertinent information about the Funds as soon as applicable on our website at www.managersfunds.com. Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website. We thank you for your investment in The Managers Funds.



/s/ Peter M. Lebovitz			/s/ Thomas G. Hoffman
---------------------			----------------------
Peter M. Lebovitz			Thomas G. Hoffman, CFA
President				Director of Research
The Managers Funds			The Managers Funds




---------------------------------------------------------------------------
The Managers Funds Performance (unaudited)
All periods ended September 30, 2003
---------------------------------------------------------------------------




					Average Annual Total Returns (1)
			------------------------------------------------------------------
The Managers Funds	Nine	1	3	5	10	Since		Inception
Equity Funds		Months	Year	Years	Years	Years	Inception	Date
============		------	----	-----	-----	-----	---------	----
Value			13.19%	21.88%	(2.17)%	3.04%	8.80%	11.28%		Oct.'84
Capital Appreciation	14.49%	22.11%	(25.49)% 2.46%	8.94%	12.18%		Jun.'84
Small Company (2)	25.78%	34.62%	(7.31)%   -       -	(6.40)%		Jun.'00
Special Equity		23.86%	32.70%	(7.77)%	9.83%  10.87%	13.36%		Jun.'84
International Equity	16.81%	22.58%	(9.00)% (0.53)% 4.84%	 9.14%		Dec.'85
Emerging Markets
 Equity (2)		29.09%	42.36%	(2.41)%	13.68%	  -	 4.39%		Feb.'98
-------------------------------------------------------------------------------------------
First Quadrant
  Tax-Managed Equity (2,3)
 Before Taxes		17.05%	20.88%	  -	  -	  -	(3.69)%		Dec.'00
 After Taxes on
  Distributions		16.86%	20.30%	  -	  -	  -	(3.86)%
 After Taxes on
  Distributions and
  Sale of Fund Shares	11.08%	13.51%	  -	  -	  -	(3.22)%
-------------------------------------------------------------------------------------------
Income Funds
============
Money Market (2)	 0.53%	 0.83%	 2.44%	 3.59%	 4.19%	 5.29%		Jun.'84
Bond (2)		 8.37%	11.55%	10.30%	 8.77%	 8.16%	10.23%		Jun.'84
Global Bond (2)		14.04%	21.66%	10.99%	 4.13%	   -	 5.63%		Mar.'94
Intermediate Duration
 Government (2)		 2.67%	 4.04%	 7.76%	 6.28%	 6.44%	 7.48%		Mar.'92
Short Duration
 Government (2)		 1.84%	 2.78%	 5.02%	 4.68%	 5.12%	 5.17%		Mar.'92
Total Return Bond (2)	 3.52%	  -	  -	  -	  -	 3.52%		Dec.'02
===========================================================================================


See the Notes to the Performance Table on the following page.

Past performance is not a guarantee of future results. The investment and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. An investment in Managers Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additional risks are associated with investing in international and emerging markets, and such securities may be considered speculative. There are also risks associated with investing in small-cap companies, such as increased volatility. For more information regarding The Managers Funds and Managers AMG Funds, including fees, expenses and risks, please call (800) 835-3879 or visit our website at www.managersfunds.com for a Prospectus. Please read the Prospectus carefully before you invest or send money. The prospectus is not an offer to sell shares in the Funds. Distributed by Managers Distributors, Inc., member NASD.

(1) Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. Year to date total returns are based on calendar year.

(2) From time to time, the FUnd's advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

(3) After-tax returns are calculated by Lipper using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

-------------------------------------------------------------------------
Managers Short Duration Government Fund

Schedule of Portfolio Investments (unaudited)

September 30, 2003
-------------------------------------------------------------------------



						Principal
						  Amount	Value
						----------	----------

U.S.Government and Agency Obligations - 96.0% (1)

Federal Home Loan Mortgage Corporation - 27.9%

FHLMC Gold, 5.000%, 05/01/18 to 11/15/18   	$ 7,920,687 	$ 8,090,198
FHLMC,5.000%, 05/01/18 to 10/20/18 		 17,952,332	 18,385,676
FHLMC,5.500%, 11/01/17 to 12/01/17		  3,142,712	  3,252,707
FHLMC Gold, 6.000%, 09/01/17			  3,134,398	  3,263,189
FHLMC IO Strip, 6.000%, 05/15/18 to 09/15/27	    148,157	      1,294
FHLMC, 6.500%, 09/01/32				    517,302	    540,169
FHLMC Gold, 6.500%, 10/01/03			    450,000	    469,828
FHLMC, 6.691%, 04/25/28				    337,798	    353,796
FHLMC, 7.500%, 04/01/15 to 08/25/42 (2)		  9,721,622      10,465,329
FHLMC Gold, 7.500%, 04/01/15 to 04/01/29	  1,008,319	  1,074,962
FHLMC Gold, 8.500%, 05/01/25 to 12/01/25	    187,327	    203,635
								-----------
   Total Federal Home Loan Mortgage Corporation 		 46,100,783
								-----------
Federal Home Association/Veteran's Association - 1.0%
FHA/VA, 5.625%, 12/20/26 (2)			    636,670	    662,879
FHA/VA, 5.750%,08/20/23 (2)			    326,527	    333,327
FHA/VA, 6.625%,10/20/17 to 12/20/25 (2)		    556,226	    578,421
   Total Federal Home Association/Veteran's 			-----------
    Association							  1,574,627
								-----------
Federal National Mortgage Association - 62.5%
FNMA Grantor Trust, 1.230%, 05/25/32 (2) 	  7,461,223	  7,472,548
FNMA Grantor Trust, 1.250%, 03/25/33 (2)	  9,010,764	  9,012,508
FNMA, 1.510%, 05/25/42 (2)			  9,891,634	  9,915,368
FNMA, 4.500%, 10/20/18 to 11/15/18		 15,500,000	 15,598,447
FNMA, 5.000%, 07/01/18 				  1,957,076	  2,005,744
FNMA, 5.250%, 04/15/07				     60,000	     65,560
FNMA, 5.500%, 10/20/18				  7,500,000	  7,757,813
FNMA, 5.700%, 07/01/09				    736,158	    799,749
FNMA, 5.900%, 12/01/08				    947,163	  1,038,022
FNMA, 5.920%, 01/01/09				    471,366	    517,795
FNMA IO Strip, 6.000%, 06/25/21			     47,546		237
FNMA, 6.000%, 03/01/17 to 08/01/17		  2,690,618	  2,808,619
FNMA, 6.010%, 12/01/08				  4,604,561	  5,073,785
FNMA, 6.040%, 10/01/08				  1,252,181	  1,381,900
FNMA, 6.170%, 04/01/08				  1,867,566	  2,067,082
FNMA, 6.205%, 04/01/05				    466,919	    486,195
FNMA, 6.230%, 07/01/08 to 09/01/08		  3,022,834	  3,356,330
FNMA, 6.265%, 06/01/08				     93,800	    104,258
FNMA, 6.275%, 02/01/06				  1,360,830	  1,456,544
FNMA, 6.305%, 02/01/08				     23,305	     25,515
FNMA, 6.310%, 07/01/08				    295,976	    329,640
FNMA, 6.419%, 06/01/08				    454,160	    507,459
FNMA, 6.500%, 01/01/08 to 04/01/17		  3,527,978	  3,740,559
FNMA, 6.510%, 01/01/08				    154,504	    172,300
FNMA, 6.590%, 12/01/07				    348,717	    389,436



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)
-------------------------------------------------------------------------


						Principal
						 Amount		Value
						-------------	------------
Federal National Mortgage
 Association (continued)
FNMA, 6.620%, 11/01/07 to 01/01/08		$ 1,936,003	$ 2,162,397
FNMA, 6.725%, 10/01/07				    186,618	    208,820
FNMA, 6.740%, 06/01/09				    956,293	  1,054,883
FNMA, 6.750%, 08/01/07				  1,864,376	  2,082,644
FNMA, 6.825%, 09/01/07				  2,470,601	  2,769,299
FNMA, 7.035%, 06/01/06				    548,057	    599,773
FNMA, 7.105%, 08/01/05				  2,962,325	  3,152,228
FNMA, 7.500%, 10/01/15 to 01/25/48 		 13,662,716 	 14,981,435
FNMA IO Strip, 8.000%, 08/25/02			    413,582	     77,463
FNMA IO Strip, 9.000%, 12/15/16			    207,712 	     42,457
								-----------
   Total Federal National Mortgage Association 			103,214,812
								-----------
Government National Mortgage Association - 3.8%
GNMA, 4.250%, 01/20/28 (2)			    162,198	    165,889
GNMA, 4.375%, 03/20/21 (2)			    201,348	    206,884
GNMA, 5.375%, 03/20/23 to 04/20/26 (2)		  1,057,238	  1,081,889
GNMA, 5.750%, 08/20/21 (2)			    299,068	    305,114
GNMA, 6.375%, 06/20/22 to 05/20/27 (2)		    467,297	    479,125
GNMA, 6.500%, 09/15/29 to 02/15/32		    775,559	    814,919
GNMA, 6.625%, 11/20/17 to 11/20/27 (2)		  2,226,413	  2,315,694
GNMA, 6.750%, 07/20/18 to 09/20/20 (2)		    774,365	    790,748
GNMA, 9.500%, 07/15/09 to 12/15/17		    103,171	    113,918
								-----------
   Total Government National Mortgage Association		  6,274,180
								-----------
U.S.Treasury Note - 0.8%
U.S.Treasury Note, 2.625%, 05/15/08		  1,260,000	  1,256,703
								-----------
Total U.S.Government and Agency Obligations
  (cost $156,638,498)						158,421,105
								-----------
Asset Backed - 16.1%
Bank of America-First Union,0.866%, 04/11/37 (2,3) 5,760,896 	    318,114
Chase Commercial Mortgage
 Securities Corp., 6.390%, 11/18/30		   4,500,000	  5,069,333
CS First Boston Mortgage Securities Corp.,
 0.943%, 12/15/35 (2,3)				   1,842,603	     93,155
CS First Boston Mortgage Securities Corp.,
 1.249%, 05/17/40 (2,3)				   3,974,466	    185,643
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	   3,760,000	  4,233,975
DVI Receivables Corp., 5.808%, 04/11/09 (2)	   2,100,000	  1,995,000
DVI Receivables Corp., 1.796%, 09/12/10 (2)	   1,120,000	    996,800
GMAC Commercial Mortgage Securities,Inc.,
 0.839%, 05/15/33				  11,503,187	    322,199
GMAC Commercial Mortgage Securities,Inc.,
 6.420%, 08/15/08				   6,321,000	  7,095,561
GMAC Commercial Mortgage Securities,Inc.,
 7.455%, 08/16/33				   1,130,000	  1,332,987
LB Commercial Mortgage Trust, 6.210%, 10/15/35	   1,250,000	  1,398,225
Merrill Lynch Mortgage
 Investors, Inc., 7.560%, 11/15/31		   2,760,000 	  3,209,844



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)
-------------------------------------------------------------------------




						Principal
						 Amount		Value
						-------------	------------
Asset Backed (continued)

Salomon Brothers Mortgage Securities,Inc.,
 1.448%, 03/18/36 (2,3)				$ 4,037,174	$    291,276
   Total Asset Backed (cost $25,945,861)			  26,542,112
								------------
						  Shares
Preferred Stock - 2.3% (3)			------------
 Home Ownership Funding Corp. (cost $4,320,833)       7,300	   3,872,942
								------------
Short-Term Investments - 11.8%
Other Investment Companies - 11.1% (4)
JPMorgan Prime Money Market Fund,
 Institutional Class Shares, 0.920%		  9,384,059	   9,384,059
JPMorgan Liquid Assets Money Market Fund,
 Institutional Class Shares, 1.000%		  9,000,000	   9,000,000
								------------
   Total Other Investment Companies 				  18,384,059
								------------
						  Principal
						    Amount
U.S.Government Agency Discount Notes - 0.7% (5,6) ---------
FNMA, 0.000%, 11/14/03 to 08/20/04		    315,000	     313,533
FHLMC, 0.000%, 11/06/03 to 07/15/04		    875,000	     869,115
Total U.S. Government Agency Discount Notes
 (cost $1,132,407)						   1,182,648
								------------
Total Short-Term Investments
 (cost $19,516,466)						  19,566,707
								------------
Total Investments - 126.2%
 (cost $206,421,658)						 208,402,866
Other Assets,less Liabilities -(26.2)%				 (43,257,990)
								-------------
Net Assets -100.0%						$ 165,144,876
								=============




The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (unaudited)

September 30, 2003
-------------------------------------------------------------------------


						Principal
						 Amount		Value
						-------------	------------

U.S. Government and Agency Obligations - 120.2% (1)
Federal Home Loan Bank Corporation - 1.0%
FHLB, 5.125%, 05/10/07 				$  300,000	$  307,562
FHLB, 5.850%, 02/13/09				   450,000	   457,571
								----------
   Total Federal Home Loan Bank Corporation			   765,133
								----------
Federal Home Loan Mortgage Corporation - 55.9%
FHLMC, 2.500%, 09/26/06				 2,000,000	 2,008,142
FHLMC IO Strip, 5.000%, 05/15/17		   935,792	   140,641
FHLMC Gold 15 Year, 5.000%, 05/01/18 to 11/01/33 7,920,687	 7,995,820
FHLMC, 5.375%, 08/16/06				 1,000,000	 1,034,645
FHLMC Gold 30 Year,5.500%, 10/15/33 to 11/01/33 11,400,000	11,603,815
FHLMC, 5.500%, 11/01/17 to 01/01/18		 3,545,679	 3,669,813
FHLMC, 6.000%, 09/01/17 to 06/01/33		 3,159,229	 3,233,669
FHLMC IO Strip, 6.000%, 05/15/18 to 05/01/31	   198,749	     9,039
FHLMC Gold 30 Year, 6.000%, 11/01/33		 5,700,000	 5,872,778
FHLMC, 6.500%, 11/01/32				   734,219	   765,345
FHLMC, 6.530%, 09/15/16 to 10/15/16 (2)		 1,892,616	   191,325
FHLMC, 6.780%, 06/15/31				   392,106	    32,468
FHLMC Gold 30 Year, 7.500%, 01/01/31		   155,666	   166,552
FHLMC, 7.500%, 08/01/32 to 08/25/42 (2)		 4,940,315	 5,357,083
								----------
   Total Federal Home Loan Mortgage Corporation 		42,081,135
								----------
Federal National Mortgage Association - 54.1%
FNMA, 4.250%, 07/15/07				 3,700,000	 3,913,150
FNMA, 5.000%, 05/01/07 to 07/01/18		 1,923,201	 1,971,548
FNMA, 5.250%, 03/01/07 to 04/15/07		 2,920,000	 3,066,440
FNMA, 5.375%, 01/29/09				   500,000	   506,202
FNMA, 5.500%, 05/24/06 to 11/01/33		 8,046,033	 8,239,893
FNMA, 6.000%, 03/29/11 to 11/01/33		 6,578,452	 6,770,313
FNMA, 6.500%, 11/01/28 to 09/01/32		 7,909,745	 8,256,877
FNMA, 6.625%, 11/01/10				   600,000	   701,787
FNMA IO Strip, 7.000%, 06/01/23			   178,151	    27,057
FNMA, 7.000%, 03/25/24 				 2,750,000	 3,030,722
FNMA, 7.500%, 06/25/32 to 01/25/48		 3,922,326	 4,301,079
								----------
   Total Federal National Mortgage Association 			40,785,068
								----------
Government National Mortgage Association - 5.8%
GNMA, 4.375%, 06/20/16 to 05/20/21 (2)		   247,731	   254,330
GNMA, 5.375%, 03/20/16 (2)			   121,012	   124,052
GNMA, 5.750%, 08/20/17 to 08/20/18 (2)		   340,376	   349,265
GNMA, 6.500%, 10/1/03 to 04/15/32		 2,394,772	 2,514,983
GNMA, 6.625%, 11/20/17 to 12/20/17 (2)		   125,871	   131,226
GNMA, 7.500%, 09/15/28 to 11/15/31		   929,685	   995,902
								----------
   Total Government National Mortgage Association		 4,369,758
								----------



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (unaudited)
-------------------------------------------------------------------------



						Principal
						 Amount		Value
						-------------	-------------

U.S. Treasury Bond - 3.4%
U.S. Treasury Bond, 7.250%, 08/15/22		$ 2,000,000 	$ 2,590,390
								-----------
Total U.S.Government and Agency Obligations
   (cost $89,796,277)						 90,591,484
								-----------
Asset Backed - 3.5%
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31     250,000 	    281,514
Merrill Lynch Mortgage Investors, Inc.,
  7.560%, 11/15/31				  2,020,000 	  2,349,234
								-----------
Total Asset Backed (cost $2,558,694)				  2,630,748
								-----------
						    Shares
Preferred Stock - 2.1% (3)			   --------
Home Ownership Funding Corp.			      1,500	    795,810
Home Ownership Funding Corp. II 		      1,500 	    796,139
								-----------
Total Preferred Stock (cost $1,587,757)				  1,591,949
								-----------
Short-Term Investments - 9.6%
Other Investment Companies - 9.5% (4)
JPMorgan Liquid Assets Money Market Fund,
Institutional Class Shares, 1.000%		  7,000,000	  7,000,000
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 0.920%		    209,158	    209,158
								-----------
   Total Other Investment Companies 				  7,209,158
								-----------
						    Principal
U.S. Government Agency				     Amount
Discount Notes - 0.1% (5,6)			    ---------
FNMA, 0.000%, 06/25/04 (cost $49,602)		     $ 50,000	     49,583
								-----------
 Total Short-Term Investments
  (cost $7,258,760)						  7,258,741
								-----------
Total Investments - 135.4%
 (cost $101,201,488)						102,072,922
Other Assets, less Liabilities - (35.4)%		        (26,702,556)
								------------
Net Assets - 100.0% 						$ 75,370,366
								============

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
Managers Total Return Bond Fund

Schedule of Portfolio Investments (unaudited)

September 30, 2003
-------------------------------------------------------------------------


						Principal
						 Amount		Value
						-------------	-------------

U.S. Government and Agency Obligations - 28.4%
Federal Farm Credit Bank - 3.6%
FFCB, 5.750%, 01/18/11				$  275,000	$  305,758
FFCB, 6.000%, 03/07/11				   250,000	   282,166
								----------
   Total Federal Farm Credit Bank				   587,924
								----------
Federal Home Loan Mortgage Corporation - 7.8%
FHLMC, 4.000%, 05/15/19				   250,000	   253,979
FHLMC, 5.500%, 06/01/14				   193,592	   200,861
FHLMC, 5.500%, 04/01/17				   165,368	   171,156
FHLMC, 5.500%, 08/01/29				   195,903	   200,970
FHLMC, 6.000%, 12/01/32				   183,864	   189,979
FHLMC, 6.000%, 01/01/33				   226,467	   233,725
								----------
   Total Federal Home Loan Mortgage Corporation			 1,250,670
								----------
Federal National Mortgage Association - 10.8%
FNMA, 4.500%, 05/01/13				   229,388	   235,204
FNMA, 5.500%, 02/01/13				   237,082	   249,539
FNMA, 5.500%, 12/01/22				   178,127	   183,358
FNMA, 6.000%, 09/01/31				   183,790	   189,666
FNMA, 6.250%, 07/01/24				   249,155	   259,625
FNMA, 6.470%, 09/25/12				   200,000	   232,079
FNMA, 6.500%, 08/01/32				   153,744	   160,261
FNMA, 7.000%, 07/01/32				   217,929	   230,539
								----------
   Total Federal National Mortgage Association			 1,740,271
								----------
Federal Home Loan Bank Corporation - 3.7%
FHLB, 6.625%, 11/15/10				   250,000	   290,471
FHLB, 7.375%, 02/12/10				   250,000	   301,939
								----------
   Total Federal Home Loan Bank Corporation			   592,410
  								----------
U.S.Treasury Bond - 2.5%
United States Treasury Bond, 6.250%, 08/15/23	   350,000	   409,158
								----------
   Total U.S.Government and Agency Obligations
    (cost $5,483,748)						 4,580,433
								----------
Foreign Government Obligations - 8.9%
New Zealand Government, 10.625%, 11/15/05	   125,000	   148,024
Ontario Province, 5.125%, 07/17/12		   100,000	   109,043
Province of British Columbia, 4.625%, 10/03/06	   250,000	   266,861
Province of Manitoba, 4.250%, 11/20/06		   250,000	   263,816
Republic of Italy, 4.375%, 10/25/06		   200,000	   213,260
Saskatchewan Province, 7.125%, 3/15/08		   150,000	   175,103
Sweden Kingdom, 0.000%, 04/01/09		   250,000	   203,567
Sweden Kingdom, 11.125%, 06/01/15		    30,000	    45,945
   Total Foreign Government 					----------
    Obligations (cost $1,409,624)	 			 1,425,619
								----------

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)
-------------------------------------------------------------------------


						Principal
						 Amount		Value
						-------------	-------------
Corporate Bonds - 57.4%
Asset Backed - 22.4%
Bear Stearns Commercial Mortgage Securities,
Inc., 3.970%, 11/11/35				$   244,356	$   248,793
Bear Stearns Commercial Mortgage Securities,Inc.,
5.060%, 11/15/16				     89,437	     94,995
California Infrastructure PG&E-1, 6.480%, 12/26/09  250,000	    282,081
Citibank Credit Card Issuance
 Trust, 5.650%, 06/16/08			    250,000	    271,726
College & University Facility Loan
 Trust, 4.000%, 06/01/18			    148,764	    150,294
Community Program Loan Trust, 4.500%, 10/01/18	    213,195	    216,281
CS First Boston Mortgage Securities,
 Inc., 3.006%, 03/15/36				    144,040         145,366
Detroit Edison Securitization
 Funding LLC, 6.420%, 03/01/15			    300,000         343,835
Franklin Auto Trust, 2.270%, 05/20/11		    250,000	    248,623
LB-UBS Commercial Mortgage Trust, 3.478%, 07/20/27  100,000	    100,367
Morgan Stanley Dean Witter
 Capital I, 4.090%, 12/15/35			    205,869	    213,555
Peco Energy Transition Trust, 6.520%, 12/31/10	    200,000	    229,913
PP&L Transition Bond Company LLC, 7.050%, 06/25/09  300,000         340,932
PSE&G Transition Funding LLC, 6.610%, 06/15/15	    246,000	    284,597
Public Service New Hampshire Funding LLC,
 6.480%, 05/1/15				    250,000	    288,167
Wachovia Bank Commercial Mortgage Trust,
 2.986%, 06/15/35				    149,015	    143,565
								-----------
   Total Asset Backed						  3,603,090
								-----------
Finance - 27.3%
Ambac Financial Group, 9.375%, 08/01/11		    100,000	    131,409
Associates Corp., Series B, 7.950%, 02/15/10	    150,000	    175,824
Bank of America, 7.800%, 02/15/10		    200,000	    240,249
Bank of Montreal-Chicago, 6.100%, 09/15/05	    250,000	    269,135
Deutsche Bank Financial, 6.700%, 12/13/06	    100,000	    113,418
Fifth Third Bancorp., 3.375%, 08/15/08		    100,000	    100,583
First Union Corp., 7.550%, 08/18/05		    150,000	    166,035
General Electric Capital Corp., 8.700%, 03/01/07    200,000	    237,658
General Electric Capital Corp., 8.850%, 03/01/07    250,000	    298,283
Hudson United Bank, 3.500%, 05/13/08		    100,000	     98,879
Inter-American Development Bank, 8.400%, 09/01/09   100,000         126,267
Inter-American Development Bank, 12.250%, 12/15/08  210,000	    302,020
International Lease Finance Corp., 2.950%, 05/23/06 150,000 	    151,726
KFW International Finance, 8.200%, 06/01/06	    250,000	    289,270
Massachusetts RRB Special Purpose
 Trust, 7.030%, 03/15/12			    200,000	    234,332
Midland Bank PLC, 8.625%, 12/15/04		    150,000	    162,416
National Westminister Bank PLC, 7.375%, 10/01/09    125,000	    148,373
Norwest Corp., 6.750%, 10/01/06			    105,000	    117,985
Norwest Corp., 6.750%, 06/15/07			    115,000	    130,607
Svenska Handlesbanken, 8.125%, 08/15/07		    150,000	    177,006
Swiss Bank Corp. - New York, 6.750%, 07/15/05	    150,000	    163,388
Swiss Bank Corp. - New York, 7.250%, 09/01/06	    200,000	    228,405




The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)
-------------------------------------------------------------------------



						Principal
						 Amount		Value
						-------------	-------------
Finance (continued)
US Central Credit Union, 2.750%, 05/30/08	$  100,000	$   98,220
Wells Fargo Financial, 6.125%, 02/15/06		   210,000	   228,757
								----------
   Total Finance						 4,390,245
								----------
Industrials - 6.1%
ChevronTexaco Corp., 8.110%, 12/01/04		   177,600	   185,333
General Mills,Inc., 5.125%, 02/15/07		   150,000	   161,405
International Game Technology, 7.875%, 05/15/04	   150,000	   155,365
Johnson & Johnson, 3.800%, 05/15/13		   150,000	   144,827
Merck & Co., Inc., 4.375%, 02/15/13		   100,000	   100,653
Tosco Corp., 7.250%, 01/01/07			   200,000	   226,427
								----------
   Total Industrials						   974,010
								----------
Utilities - 1.6%
PacifiCorp., Series MBIA, 8.950%, 09/01/11	   200,000	   257,241
								----------
   Total Corporate Bonds (cost $8,183,568)			 9,224,586
								----------
Other Investment Companies - 2.6%		   Shares
JPMorgan Prime Money Market Fund,		   -------
 Institutional Class Shares, 0.920% (4)
 (cost $410,229)				   410,229	   410,229
								----------
Total Investments - 97.3%
 (cost $15,487,168)						15,640,867
Other Assets, less Liabilities - 2.7%				   432,007
								----------
Net Assets - 100.0%					       $16,072,874
								==========



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
The Managers Funds

Notes to Schedules of Portfolio Investments
-------------------------------------------------------------------------
The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At September 30, 2003, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:




	Fund 		Cost 		Appreciation 	Depreciation 	Net
---------------------	--------------	-------------	-------------	--------------

Short Duration 		$206,421,658 	$2,924,377 	$ (943,169)	$ 1,981,208
Intermediate Duration 	 101,201,488 	 1,108,415 	  (236,981)	    871,434
Total Return Bond 	  15,487,168 	   186,028 	   (32,329)	    153,699



1 Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at September 30, 2003.

2 Adjustable-rate mortgages with coupon rates that adjust periodically. The interest rate shown is the rate in effect at September 30, 2003.

3 Security is exempt from registration under Rule 144A of the Securities
  Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2003, such securities represented 2.9% of net assets for Short Duration and 2.1% of net assets for Intermediate Duration.

4 Yield shown for this investment company represents the September 30, 2003, seven-day average yield, which refers to the sum of the previous seven days ' dividends paid, expressed as an annual percentage.

5 Zero-coupon security.

6 Security is held as collateral for futures transactions by J.P.Morgan
  Futures, Inc.

# Rounds to less than 0.1%.

Security Ratings (unaudited)

The composition of debt holdings as a percentage of portfolio assets is as follows:


S&P/Moody's Ratings 	Gov't/AAA 	AA 	A 	BBB 	BB 	Not Rated
-------------------	---------	-------	-------	-------	-------	---------
Short Duration 		97.9%		0.0%	0.0%	0.0%	0.0%	2.1%
Intermediate Duration 	99.5 		0.0 	0.0 	0.0 	0.0 	0.5
Total Return Bond 	63.3 		14.7 	14.2 	2.7 	0.0 	5.17


Investments Abbreviations:
--------------------------
DLJ: Donaldson,Lufkin & Jenrette Securities Corp.
FHLMC: Federal Home Loan Mortgage Corporation
FNMA: Federal National Mortgage Association
FFCB: Federal Farms Credit Bank
GMAC: General Motors Acceptance Corporation
GNMA: Government National Mortgage Association
IO: Interest Only



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
The Managers Funds

Statements of Assets and Liabilities (unaudited)

September 30, 2003
-------------------------------------------------------------------------



						Managers
				Managers 	Intermediate 	Managers
				Short Duration 	Duration 	Total
				Government 	Government 	Return
				Fund 		Fund 		Bond Fund
				---------------	--------------	----------
Assets:
-------
Investments at value *		$ 208,402,866 	$102,072,922 	$15,640,867
Cash 				       41,487 	    -		    -
Receivable for investments sold    16,172,344     38,679,463        108,209
Receivable for Fund shares sold     2,061,339        682,326        294,130
Dividends, interest and other
 receivables			      797,379	     625,977	    141,006
Prepaid expenses		       36,391	      22,539	      8,522
				-------------	------------	-----------
Total assets			  227,511,806	 142,083,227	 16,192,734
				-------------	------------	-----------
Liabilities:
------------
Payable to Custodian 			-	       9,941 	      -
Payable for investments purchased  57,775,063     58,704,773   	     99,904
Payable for Fund shares repurchased 2,915,149         92,266 	      3,691
Interest payable-short positions 	2,639 	      18,542 	      -
Payable for securities sold short,
 at value
  at value (proceeds $1,013,125
   and $7,620,781,respectively)	    1,024,375 	   7,715,782	      -
Payable for variation margin on
 futures 			      549,179	      97,609	      -
Investment advisory and
 management fee payable		       71,521	      37,390	      1,107
Administration fee payable		 -		-	      3,136
Other accrued expenses		       29,004	      36,558	     12,022
				-------------	------------	-----------
Total liabilities		   62,366,930	  66,712,861	    119,860
				-------------	------------	-----------

Net Assets			 $165,144,876 	 $75,370,366 	$16,072,874
				=============	============	===========

Shares outstanding 		   16,980,478 	   7,074,247 	  1,585,262
				-------------	------------	-----------
Net asset value,offering and
redemption price per share 		$9.73 	      $10.65 	     $10.14
				    =========	    ========	    =======
Net Assets Represent:
---------------------
Paid-in capital			$ 170,732,757 	$ 74,404,289 	$ 15,934,434
Undistributed net investment
 income (loss)			     (728,147)	     (38,087)	       3,422
Accumulated net realized gain
 (loss) from investments,
  futures and option contracts 	   (5,167,850)	     610,895 	     (18,681)
Net unrealized appreciation of
 investments, futures and
  option contracts 		      308,116 	     393,269	     153,699
				-------------	------------	------------
Net Assets			$ 165,144,876  	$ 75,370,366 	$ 16,072,874
				=============	============	============

*Investments at cost 		$ 206,421,658 	$101,201,488 	$ 15,487,168
				-------------	------------	------------


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
The Managers Funds

Statements of Operations (unaudited)

For the six months ended September 30, 2003
-------------------------------------------------------------------------



						Managers
				Managers 	Intermediate 	Managers
				Short Duration 	Duration 	Total
				Government 	Government 	Return
				Fund 		Fund 		Bond Fund
				--------------	--------------	------------
Investment Income:
------------------
Interest income 		$ 2,500,480 	$ 1,212,075 	$  263,525
Dividend income 		     91,755 		-		-
				-----------	-----------	----------
Total investment income 	  2,592,235	  1,212,075	   263,525
				-----------	-----------	----------
Expenses:
---------
Investment advisory and
 management fees		    564,319	    262,894	    37,417
Administrative fees			-		-	    18,708
Transfer agent			     49,062 	     36,163 	     4,599
Custodian 			     65,734 	     19,095 	     9,205
Professional fees 		     24,772 	     19,266 	    23,566
Registration fees 		     25,205 	     15,441 	     7,397
Trustees fees and expenses 	      4,628 	      2,672 	       468
Interest expense 		     25,254		 67 		-
Insurance 			      2,809	      1,549		45
Miscellaneous 			      3,858 	      3,332 	       230
				-----------	-----------	----------
Total expenses before offsets	    765,641	    360,479	   101,635
Expense reimbursements 		   (111,346)	    (29,910)	   (27,545)
Expense reductions 			(6)		 -		-
				-----------	-----------	----------
Net expenses 			    654,289 	    330,569 	    74,090
				-----------	-----------	----------
Net investment income 		  1,937,946 	    881,506 	   189,435
				===========	===========	==========
Net Realized and Unrealized
 Gain (Loss):
---------------------------
Net realized gain (loss) on
 investments and option contracts   966,229         635,741	   (18,280)
Net realized gain (loss)
 on futures contracts		   (294,119)	    207,171		-
Net unrealized appreciation
 (depreciation)of investments
  and option contracts 		   (188,786)	   (166,125)	    48,737
Net unrealized depreciation
 of futures contracts 		   (764,537)	   (371,639)		-
Net realized and unrealized gain
 (loss)on investments 		   (281,213)	    305,148 	    30,457

Net Increase in Net Assets	-----------	-----------	----------
 Resulting from Operations 	$ 1,656,733 	$ 1,186,654 	$  219,892
				===========	===========	==========





The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
The Managers Funds

Statements of Changes in Net Assets (unaudited)

For the six months ended September 30,2003 and for the fiscal period ended March 31, 2003.
-------------------------------------------------------------------------


						Managers
					Short Duration Government Fund
					Sept. 30, 2003 	Mar. 31, 2003
					--------------	--------------
Increase in Net Assets From Operation
-------------------------------------
Net investment income 			$ 1,937,946 	$ 2,587,796
Net realized gain (loss) on investments     672,110 	   (782,256)
Net unrealized appreciation (depreciation)
of investments 				   (953,323)	  1,390,485
Net increase in net assets		------------	------------
 resulting from operations 		  1,656,733	  3,196,025
Net increase in net assets		------------	------------

Distributions to Shareholders:
------------------------------
From net investment income 		 (1,939,017)	 (2,877,036)
From realized gains on investments 		-		-
Return of capital 				-	   (192,995)
Net increase in net assets		------------	------------
Total distributions to shareholders 	 (1,939,017)	 (3,070,031)
Net increase in net assets		------------	------------

From Capital Share Transactions:
--------------------------------
Proceeds from sale of shares 		100,231,114 	172,951,398
Net asset value of shares issued in
connection with reinvestment of
dividends and distributions 		  1,773,599 	  2,744,405
Cost of shares repurchased 	        (97,287,289)    (45,581,966)
Net increase from
 capital share transactions 		  4,717,424 	130,113,837
Net increase in net assets		-----------	-----------
Total increase in net assets		  4,435,140	130,239,831
Net increase in net assets		-----------	-----------

Net Assets:
-----------
Beginning of period			 160,709,736	  30,469,905
					------------	------------
End of period				$165,144,876 	$160,709,736
					============	============
End of period (distributed in excess)/
 undistributed net investment income 	$  (728,147)	$  (727,076)
-------------------------------------------------------------------------
Share Transactions:
-------------------
 Sale of shares				 10,285,779	 17,759,101
 Shares issued in connection with
  reinvestment of dividends and
  distributions 			    182,127 	    282,118
Net increase in net assets		------------	------------
 Shares repurchased 			 (9,981,531)	 (4,681,287)
					------------	------------

  Net increase in shares 		    486,375 	 13,359,932
					------------	------------


The accompanying notes are an integral part of these financial statements.


	Managers 				Managers
Intermediate Duration Government Fund 	Total Return Bond Fund
Sept. 30, 2003 	Mar. 31, 2003 		Sept. 30, 2003 	Mar. 31, 2003*
--------------	-------------		--------------	--------------
$   881,506 	$2,241,861 		$189,435 	$74,950
    842,912 	   749,685 		 (18,280)	 45,567
   (537,764)	   992,154 		  48,737 	104,962
 -----------	-----------		---------	--------
  1,186,654 	 3,983,700 		 219,892 	225,479
 -----------	-----------		---------	--------

   (919,593)	(2,279,093)		(194,875)	(66,088)
   -		   -			 (45,968)	   -
   -		   -			   -		   -
 -----------	-----------		---------	--------
   (919,593)	(2,279,093)		(240,843)	(66,088)
 -----------	-----------		---------	--------

 32,827,350 	79,442,303 		5,215,463     14,430,799
    823,910       2,102,884                239,861         65,859
(29,889,588)   (38,800,162)            (3,023,040)	(994,508)
 -----------	-----------		---------	--------
  3,761,672     42,745,025		2,432,284     13,502,150
 -----------	-----------		---------	--------

  4,028,733     44,449,632              2,411,333     13,661,541
 71,341,633     26,892,001             13,661,541 	   -
 -----------	-----------		----------	---------
$75,370,366 	$71,341,633 	       $16,072,874    $13,661,541
============	===========	       ===========    ===========

$  (38,087)	$  -		       $     3,422    $     8,862
 -----------	-----------		----------	---------

 3,097,869 	 7,546,058 		   512,507 	1,441,496
    77,816 	   199,836 		    23,649	    6,543
(2,826,109)	(3,669,312)		  (300,444)	  (98,489)
-----------	-----------		-----------	----------
   349,576       4,076,582                 235,712      1,349,550
-----------	-----------		-----------	----------



*Commencement of operations was December 30, 2002.

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
Managers Short Duration Government Fund

Financial Highlights

For a share outstanding throughout the six months ended September
30, 2003
(unaudited) and each fiscal year ended March 31,
-------------------------------------------------------------------------



			Sept. 30,		Fiscal Year Ended March 31,
			---------	-------------------------------------
			2003 		2003 	2002 	2001 	2000 	1999
			-----		-----	-----	-----	-----	-----
Net Asset Value,
 Beginning of Period 	$9.74 		$9.72 	$9.71 	$9.64 	$9.94 	$9.92
			-----		-----	-----	-----	-----	-----
Income from
 Investment Operations:
-----------------------
Net investment income 	 0.13 		 0.30 	 0.54 	 0.74 	 0.54 	 0.45
Net realized and
 unrealized gain (loss)
 on investments 	(0.02)		 0.06 	 0.01   (0.06)	(0.27)	 0.02
Total from investment	-----		-----	-----	-----	-----	-----
 operations 		 0.11 		 0.36 	 0.55 	 0.68 	 0.27 	 0.47
			-----		-----	-----	-----	-----	-----

Less Distributions to
Shareholders from:
----------------------
Net investment income   (0.12)		(0.32)	(0.54)	(0.61)	(0.57)	(0.45)
Return of capital 	  -		(0.02)	  -	  -	  -	  -
Total distributions to	-----		-----	-----	-----	-----	-----
 shareholders 		(0.12)		(0.34)	(0.54)	(0.61)	(0.57)	(0.45)
			-----		-----	-----	-----	-----	-----
Net Asset Value,
 End of Period 		$9.73 		$9.74 	$9.72 	$9.71 	$9.64 	$9.94
			=====		=====	=====	=====	=====	=====

---------------------------------------------------------------------------------
Total Return (a)	1.11% (d)	3.76%	6.06%	7.35%	2.75%	4.83%
---------------------------------------------------------------------------------
Ratio of net
 operating expenses to
 average net assets (b) 0.78% (e)	0.78%	0.78%	0.78%	0.78%	0.78%

Ratio of total expenses
 to average net assets  0.95% (c,e)     0.92%(c)1.39%(c)2.18%(c)1.07%	1.00%

Ratio of net
 investment income to
 average net assets (a)	2.40% (e)	2.74%	5.71%	6.24%	6.01%	4.78%

Portfolio turnover 	173% (d)	418% 	683% 	866% 	268%	298%
----------------------------------------------------------------------------------
Net assets at end of
 period (000's omitted) $165,145      $160,710 $30,470 $26,263 $35,540 $60,807
==================================================================================



(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) After expense offsets. (See Note 1(c) of "Notes to Financial
    Statements.")
(c) Includes interest expense for the six months ended September 30, 2003 and the fiscal years ended March 31, 2003, 2002 and 2001 of 0.03%, 0.01%, 0.28% and 1.14%, respectively. (See Note 1(i) of "Notes to Financial Statements.")
(d) Not annualized.
(e) Annualized.

-------------------------------------------------------------------------
Managers Intermediate Duration Government Fund

Financial Highlights

For a share outstanding throughout the six months ended September
30, 2003 (unaudited) and each fiscal year ended March 31,
-------------------------------------------------------------------------




			Sept. 30,		Fiscal Year Ended March 31,
			---------	--------------------------------------
			2003 		2003 	2002 	2001 	2000 	1999
			-----		-----	-----	-----	-----	-----
Net Asset Value,
 Beginning of Period 	$10.61 		$10.16 	$9.94 	$9.37 	$9.91 	$10.00
			------		------	-----	-----	-----	------
Income from
Investment Operations:
----------------------
Net investment income 	  0.12		  0.40	 0.41	 0.61	 0.53	  0.53
Net realized and
 unrealized gain (loss)
 on investments 	  0.05		  0.45	 0.26	 0.49	(0.50)	  0.03
			------		------	-----	-----	-----	------
Total from investment
 operations		  0.17		  0.85	 0.67	 1.10	 0.03	  0.56
			------		------	-----	-----	-----	------

Less Distributions to
 Shareholders from:
---------------------
Net investment income    (0.13)		 (0.40)	(0.45)  (0.53)	(0.53)	 (0.52)
Return of capital 	   -		   -	  -	  -	(0.02)	   -
Net realized gain
 on investments 	   -		   -	  -	  -	(0.02)	 (0.13)
			------		------	-----	-----	-----	------
Total distributions to
 shareholders 		 (0.13)		 (0.40)	(0.45)	(0.53)	(0.57)	 (0.65)
			------		------	-----	-----	-----	------
Net Asset Value,
 End of Period 		$10.65 		$10.61 	$10.16 	$9.94	$9.37 	 $9.91
			======		======	======	=====	=====	 =====

----------------------------------------------------------------------------------
Total Return (a)	1.62% (d)	  8.48%   6.78%	12.17%	 0.40%	  5.73%
----------------------------------------------------------------------------------
Ratio of net
 operating expenses to
 average net assets (b) 0.88% (e)	 0.88%    0.88%  0.88%   0.88%    0.88%

Ratio of total expenses
 to average net assets  0.96% (c,e)      1.03% (c) 1.09% 1.07% (c) 1.06%  1.06%

Ratio of net
 investment income to
 average net assets (a) 2.34% (e)	 3.75%	   3.76% 5.85%    5.72%   5.25%

Portfolio turnover 	288% (d)	 578%	  1,106% 690%	  455%	   423%
-----------------------------------------------------------------------------------
Net assets at end of
 period (000's omitted) $75,370 	$71,342  $26,892 $24,077 $31,139 $55,126
===================================================================================


(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) After expense offsets. (See Note 1(c) of "Notes to Financial
    Statements.")
(c) Includes interest expense for the fiscal years ended March 31, 2003 and 2001 of 0.03% and 0.01%, respectively. (See Note 1(i) of "Notes to Financial Statements.")
(d) Not annualized.
(e) Annualized.



-------------------------------------------------------------------------
Managers Total Return Bond Fund

Financial Highlights

For a share outstanding throughout the six months ended September
30, 2003 (unaudited) and the fiscal period ended March 31, 2003
-------------------------------------------------------------------------


			Sept. 30	For the period* ended
			 2003		  March 31, 2003
			----------	-----------------------

Net Asset Value,
 Beginning of Period 	 $10.12 		$10.00
			--------		-------
Income from
 Investment Operations:
-----------------------
Net investment income 	   0.13 		  0.06
Net realized and unrealized
 gain on investments 	   0.05 		  0.11
Total from investment	--------		-------
 operations 		   0.18			  0.17
			--------		-------

Less Distributions to
 Shareholders from:
-----------------------
Net investment income 	  (0.13)		 (0.05)
Net realized gain on
 investments 		  (0.03)		   -
			--------		-------
Total distributions to
 shareholders 		  (0.16)		 (0.05)
			--------		-------
Net Asset Value,
 End of Period 		  $10.14 		 $10.12
			 =======		=======

------------------------------------------------------------------------
Total Return (a)	  1.79% (c)		  1.70% (c)
------------------------------------------------------------------------
Ratio of net operating
 expenses to average net
 assets (b)		  0.99% (d)		  0.99% (d)

Ratio of total expenses
 to average net assets 	  1.35% (d)		  1.95% (d)

Ratio of net investment
 income to average net
 assets (a) 		  2.58% (d)		  2.37% (d)

Portfolio turnover 	    23% (c)		   62%  (c)
------------------------------------------------------------------------
Net assets at end of period
 (000's omitted)	$ 16,073 		  $ 13,662
========================================================================


*Commencement of operations was December 30, 2002.

(a)Total returns and net investment income would have been lower had certain expenses not been reduced.
(b)After expense offsets.(See Note 1(c) of "Notes to Financial
   Statements.")
(c)Not annualized.
(d)Annualized.

------------------------------------------------------------------------
The Managers Funds

Notes to Financial Statements (unaudited)

September 30,2003
------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies
----------------------------------------------
Managers Trust II ("Trust II") is a no-load, open-end, management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently, Trust II currently offers shares in three series:
Managers Short Duration Government Fund ("Short Duration"), Managers Intermediate Duration Government Fund ("Intermediate Duration") and Managers Total Return Bond Fund ("Total Return Bond").

The financial statements of Short Duration,Intermediate Duration and Total Return Bond (each a "Fund" and collectively, the "Funds") are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

(a)Valuation of Investments
---------------------------
Equity securities traded on a domestic or international securities exchange and over-the counter securities are valued at the last quoted sales price, or, lacking any sales, at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market.

Investments in other regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions
-------------------------
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c)Investment Income and Expenses
---------------------------------
Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income,if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. An expense that cannot be directly attributed to a particular Fund is apportioned among the Fund, and in some cases other funds in the family,based upon their relative net assets or number of shareholders.

The Funds have an arrangement with the Bank of New York ("BNY") whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended September 30, 2003, the custodian expense was reduced under the BNY arrangement as follows: Short Duration -$6.

The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), has contractually agreed, through at least August 1, 2004, to waive its fees and/or bear expenses of each Fund to cause total operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) to not exceed the annual rate of 0.88% for Intermediate Duration, 0.78% for Short Duration and 0.99% for Total Return Bond (the "Expense Agreements"). Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years

------------------------------------------------------------------------
The Managers Funds

Notes to Financial Statements (continued)
------------------------------------------------------------------------

provided that the repayment occurs with three years after the waiver or reimbursement and that such repayment would not cause the Short Duration, Intermediate Duration or Total Return Bond Fund's expenses as a percent of average net assets in any such future year to exceed 0.78%, 0.88% or 0.99%, respectively.

(d)Dividends and Distributions
------------------------------
Dividends resulting from net investment income, if any, normally are declared and paid monthly for Intermediate Duration, Short Duration and Total Return Bond. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions of capital gains, if any, will be made on an annual basis in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e)Federal Taxes
----------------
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended,and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies.

(f)Capital Loss Carryovers
--------------------------
As of March 31, 2003, the following Fund has accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the chart. These amounts may be used to offset realized capital gains, if any, through March 31, 2010.



				Capital Loss
Fund 				Carryover Amounts 	Expires Mar. 31,
-----------------		--------------------	-------------------
Short Duration 			$276,167 		2004
				 829,556 		2005
				 760,963 		2008
			       1,568,229 		2009
				 362,610 		2010


(g)Capital Stock
----------------
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

At September 30, 2003, certain unaffiliated shareholders, specifically omnibus accounts, held greater than 10% of the outstanding shares of the following Funds: Short Duration - 2 own 78%; Intermediate Duration - 2 own 67% and Total Return Bond - 1 owns 77%.

(h)Repurchase Agreements
------------------------
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(i)Reverse Repurchase Agreements (Short Duration & Intermediate Duration)
-------------------------------------------------------------------------
A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund's use of the proceeds under the agree-

------------------------------------------------------------------------
The Managers Funds

Notes to Financial Statements (continued)
------------------------------------------------------------------------
ment may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

(j)Delayed Delivery Transactions and When-Issued Securities (Short Duration & Intermediate Duration)
------------------------------------------------------------------
The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds Statement of Assets and Liabilities under the caption Delayed delivery. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

(k) Dollar Roll and Reverse Dollar Roll Agreements (Short Duration & Intermediate Duration)
---------------------------------------------------------------------------
A dollar roll is an agreement to sell securities for delivery in the current month and to repurchase substantially similar securities on a specified future date. During the roll period, principal and interest paid on these securities are not received. When a fund invests in a dollar roll, it is compensated by the difference between the current sales price and the forward price for the future purchase as well as by earnings on the cash proceeds of the initial sale. A reverse dollar roll is agreement to buy securities for delivery in the current month and to sell substantially similar securities on a specified future date, typically at a lower price. During the roll period, the Fund receives the principal and interest on the securities purchased in compensation for the cash invested in the transaction.

(l) Short Sales (Short Duration & Intermediate Duration)
--------------------------------------------------------
A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market value of that security will decline. Each of the Funds expects to engage in short sales as a form of hedging in order to shorten the overall duration of its portfolio and maintain portfolio flexibility. While a short sale may act as an effective hedge to reduce the market or interest rate risk of a portfolio, it may also result in losses, which can reduce the portfolio's total return.

Short Sales as of September 30, 2003:


Fund 		Amount 		Security 		Proceeds 	Current Liability
--------------	-----------	--------------------	------------	-----------------
Short Duration 	$1,000,000 	FNMA 15 Yr. 5.000%	$1,013,125 	   $(1,024,375)

Intermediate
Duration 	$2,000,000 	FNMA 30 Yr. 5.000%	$1,942,031 	   $(2,000,000)
		 3,500,000 	FNMA 30 Yr. 6.500%	 3,626,250 	    (3,647,658)
		 2,000,000 	FHLMC 15 Yr. 5.500%	 2,052,500	    (2,068,124)
							----------	  -------------
					Total 		$7,620,781 	   $(7,715,782)
							==========	  =============


(m) Futures Contracts Held or Issued for Purposes other than Trading
(Short Duration &Intermediate Duration)
-----------------------------------------------------------------------
Each of the Funds may use interest-rate futures contracts for risk management purposes in order to reduce fluctuations in each Fund's net asset values relative to each Fund's targeted option-adjusted duration. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Sub-sequent payments (variation margin)are made or received each day. The variation margin payments

------------------------------------------------------------------------
The Managers Funds

Notes to Financial Statements (continued)
------------------------------------------------------------------------
equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Short Duration had the following open futures contracts as of September 30, 2003:



				Number of 			Expiration 	Unrealized
Type 				Contracts 	Position 	Month 		Gain/(Loss)
-----------------------------	---------------	--------------	--------------	------------
2-Year U.S. Treasury Note 	 94 		Long 		June 2003 	   $257,554
5-Year U.S. Treasury Note 	222 		Short 		June 2003 	   (703,906)
10-Year U.S. Treasury Bond 	 76 		Short 		June 2003 	   (443,933)
15-Year U.S. Treasury Bond 	 14 		Short 		June 2003 	   (102,754)
10 Yr. Interest Swap 		 34 		Short 		December 2003 	    (62,622)
3-Month Eurodollar 		 65 		Long 		September 2007 	     89,695
3-Month Eurodollar 		868 		Short 		December 2006 -
								March 2008 	   (672,834)
										------------
								Total 		$(1,638,800)
										============


Intermediate Duration had the following open futures contracts as of September 30, 2003:



				Number of 			Expiration 	Unrealized
Type 				Contracts 	Position 	Month 		Gain/(Loss)
-----------------------------	---------------	--------------	--------------	------------
5-Year U.S. Treasury Note 	 11 		Short 		June 2003 	  $(44,805)
2-Year U.S. Treasury Note 	  1 		Long 		June 2003 	     2,465
15-Year U.S. Treasury Bond 	 27 		Short 		June 2003 	  (198,167)
3-Month Eurodollar 		 31 		Long 		December 2003 -
								March 2008	    40,414
3-Month Eurodollar 		160 		Short 		December 2006 -
								March 2008 	  (156,977)
										-----------
								Total 		$ (357,070)
										===========


Futures transactions involve additional costs and may result in losses. The effective use of futures depends on the Funds' ability to close futures positions at times when the Funds' portfolio managers deem it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Funds, of the futures contracts themselves, and of the securities that are the subject of a hedge.

(n)Assets Pledged to Cover Margin Requirements for Open Futures Positions (Short Duration & Intermediate Duration)
-------------------------------------------------------------------------
The aggregate market value of assets pledged to cover margin requirements for the open futures positions at September 30, 2003 was:




Fund 			Assets Pledged
----------------------	--------------
Short Duration 		$1,105,731
Intermediate Duration 	   200,696


(o) Interest Rate Caps, Swap Contracts and Options (Short Duration
& Intermediate Duration)
-------------------------------------------------------------------------
Each Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between

------------------------------------------------------------------------
The Managers Funds

Notes to Financial Statements (continued)
------------------------------------------------------------------------
two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts ("swaptions") give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counter party to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction.

There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of "marking to market." When the swap agreement or swaption is terminated,the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of)the closing transaction and the Fund's basis in the contract, if any. In each of the contracts, the Fund pays a premium, to the counter party, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract.

(2) Agreements and Transactions with Affiliates
-----------------------------------------------
The Trust has entered into separate Fund Management Agreements with the Investment Manager dated August 1, 2000, with respect to Short Duration, Intermediate Duration and December 20, 2002 for Total Return Bond. Under these agreements, the Investment Manager provides or oversees investment advisory and management services to the Funds. The Investment Manager selects sub-advisors for each Fund (subject to Trustee approval), and monitors the portfolio managers' investment programs and results. The
Funds are distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. Short Duration's and Intermediate Duration's investment portfolios are currently managed by Smith Breeden, pursuant to SubAdvisory Agreements by and between the Investment Manager on behalf of each Fund and Smith Breeden and Total Return Bond's investment portfolio is currently managed by Merganser. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.
Investment advisory and management fees of 0.70%, 0.70% and 0.50% per annum are paid directly by Short Duration, Intermediate Duration and Total Return Bond, respectively, to the Investment Manager based on average daily net assets.

Total Return Bond has entered into a Administration and Shareholder Servicing Agreement under which The Managers Funds LLC serves as the Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Fund operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund's shareholders. During the six months ended September 30, 2003, the Fund paid a fee to the Administrator at the rate of 0.25% per annum of the Fund's average daily net assets. The aggregate annual fee paid to each independent Trustee for serving as a Trustee of Managers Trust I and Trust II is $2,000. The Trustees fee expense shown in the financial statements represents each Fund's allocated portion of the total fees and expenses paid by the Trust II for the fiscal six months ended September 30, 2003.

(3)Purchases and Sales of Securities
------------------------------------
Purchases and sales of securities, excluding short-term securities, for the six months ended September 30, 2003, were as follows.



			Long-Term Securities 		U.S.Government Securities
			--------------------------	-------------------------
Fund 			Purchases 	Sales 		Purchases 	Sales
----------------------	-----------	----------	-----------	----------
Short Duration 		$345,693,426 	$316,214,755 	$4,479,504 	$5,784,797
Intermediate Duration 	 287,565,622 	 276,724,453 	   930,981 	   893,974
Total Return Bond*	   3,608,237 	   1,791,441 	 2,408,549 	 1,679,239


------------------------------------------------------------------------
The Managers Funds

Notes to Financial Statements (continued)
------------------------------------------------------------------------

(4)Portfolio Securities Loaned
------------------------------
The Funds may participate in a securities lending program offered by BNY, providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan.
Collateral received in the form of cash is temporarily invested in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

(5)Risks Associated with Mortgage Related and Asset-backed Securities
---------------------------------------------------------------------
Asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and therefore, potentially increasing the volatility of the Funds.

Prepayments may cause losses on securities purchased at a premium. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value.

CMO's may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMO's may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMO's represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMO's. CMO's are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMO's may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMO's of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMO's, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and therefore, potentially increasing their volatility. Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or "IO" class of stripped mortgage--backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) and the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the Fund's yield to maturity to the extent it invests in IO's. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Funds may fail to recoup fully its initial investment in these securities. Conversely, principal only or "PO's" tend to increase in value if pre-payments are greater than anticipated and decline if prepayments are slower than anticipated.

MANAGERS
--------


Investment Manager
and Administrator
------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203)857-5321 or (800)835-3879

Distributor
-----------
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203)857-5321 or (800)835-3879

Custodian
---------
The Bank of New York
100 Church Street, 10th Floor
New York, New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
--------------
Boston Financial Data Services, Inc.
Attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800)252-0682

For ManagersChoice Only
-----------------------
PFPC Brokerage Services, Inc.
P.O. Box 61487
King of Prussia, Pennsylvania 19406-0897
(800)358-7668



The Managers Funds
Equity Funds:
--------------------
VALUE FUND
  Armstrong Shaw Associates Inc.
  Osprey Partners Investment Mgmt., LLC
CAPITAL APPRECIATION FUND
  Essex Investment Management Co., LLC
  Bramwell capital Management, Inc.
SMALL COMPANY FUND
  Kalmar Investment Advisers, Inc.
SPECIAL EQUITY FUND
  Donald Smith & Co., Inc.
  Pilgrim Baxter & Associates, Ltd.
  Westport Asset Management, Inc.
  Kern Capital Management LLC
  Skyline Asset Management, L.P.
INTERNATIONAL EQUITY FUND
  Lazard Asset Management LLC
  Bernstein Investment Research and Management
  Mastholm Asset Management, L.L.C.
EMERGING MARKETS EQUITY FUND
  Rexiter Capital Management Limited
FIRST QUADRANT TAX-MANAGED EQUITY FUND
  First Quadrant, L.P.

Income Funds:
-------------
MONEY MARKET FUND
  J.P.Morgan Fleming Asset Management (USA), Inc.
SHORT DURATION GOVERNMENT FUND
  Smith Breeden Associates, Inc.
TOTAL RETURN BOND FUND
  Merganser Capital Management LP
INTERMEDIATE DURATION GOVERNMENT FUND
  Smith Breeden Associates, Inc.
BOND FUND
  Loomis, Sayles & Co. L.P.
GLOBAL BOND FUND
  Loomis, Sayles & Co. L.P.

Managers AMG Funds
Equity Funds:
------------------
ESSEX AGGRESSIVE GROWTH FUND
ESSEX LARGE CAP GROWTH FUND
  Essex Investment Management Company, LLC
FRONTIER GROWTH FUND
FRONTIER SMALL COMPANY VALUE FUND
  Frontier Capital Management Co., LLC
RORER LARGE-CAP FUND
RORER MID-CAP FUND
  Rorer Asset Management, LLC
SYSTEMATIC VALUE FUND
  Systematic Financial Management, LLP
BURRIDGE SMALL CAP GROWTH FUND
  The Burridge Group LLC


This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., member NASD.

			www.managersfunds.com
			 www.managersamg.com
			www.managerschoice.com

Item 2.  CODE OF ETHICS
===================================================================
Not applicable.



Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT
===================================================================
Not applicable.



Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
===================================================================
Not applicable.



Item 5. AUDIT COMMITTEE OF LISTED REGISTRANT
===================================================================
Not applicable.



Item 6. [RESERVED]
===================================================================


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===================================================================
Not applicable.


Item 8. [RESERVED]
===================================================================


Item 9.  CONTROLS AND PROCEDURES
===================================================================
(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b) Internal Controls. There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  EXHIBITS
===================================================================
(a)	Not applicable.

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

				SIGNATURES
				==========

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	November 25, 2003
	-----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	November 25, 2003
	-----------------



By:	/s/ Galan G. Daukas
	----------------------------------------
	Galan G. Daukas, Chief Financial Officer

Date:	November 25, 2003
	-----------------